Other Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Expenses [Abstract]
Schedule of Other Nonoperating Expense, by Component
The components of other expenses for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2017	2016
Travel, entertainment, training and recruiting	$761	$825
Insurance	347	343
Stationery and supplies	249	222
Retail losses	37	79
Other	489	373
Total other expenses	$1,883	$1,842